SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
SHARE CAPITAL [abstract]
Schedule of share capital
		Issued share capital equivalent of
	Number of shares	RMB million

Issued and fully paid:
Ordinary shares with no par value as at January 1, 2016, as at December 31, 2016 and as at December 31, 2017	44,647,455,984	43,081

Schedule of details of share options outstanding
	2016		2017
	Number of share options	Weighted average exercise price	Number of share options	Weighted average exercise price
		HK$		HK$
Outstanding at the beginning of the year	262,592,000	10.56	187,529,000	11.40
Granted during the year	-	-	-	-
Forfeited during the year	(37,893,000)	11.30	(22,506,000)	12.43
Expired during the year	(37,170,000)	5.56	(35,104,000)	7.29
Exercised during the year	-	-	-	-

Outstanding at the end of the year	187,529,000	11.40	129,919,000	12.34

Exercisable at the end of the year	187,529,000	11.40	129,919,000	12.34